ALLOWANCE FOR CREDIT LOSSES (Policies)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Credit Loss, Financial Instrument
Allowance for credit losses - held-to-maturity securities. Management measures expected credit losses on HTM debt securities on a collective basis by security type. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Management classifies the HTM portfolio into the following major security types: Mortgage-backed, CMO, Obligations of state and other political subdivisions and Other.

Nearly all of the HTM securities held by the Company are issued by U.S. government-sponsored enterprises. These securities carry either the explicit or implicit guarantee of the U.S. government, are widely recognized as "risk free" and have a long history of no credit losses. The remainder of the Company's HTM securities are non-agency collateralized mortgage obligations and obligations of state and other political subdivisions which currently carry ratings no lower than A+.

Accrued interest receivable on HTM debt securities, which totaled $0.2 million at both December 31, 2025 and December 31, 2024, is excluded by policy election from the estimate of credit losses.

Allowance for credit losses - available-for-sale securities. All AFS securities with unrealized losses are reviewed quarterly to determine if any impairment exists, requiring a write-down to fair value. For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.

For AFS debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit loss is recognized in other comprehensive income (loss). Changes in the allowance for credit losses are recorded as provision for credit loss expense.

Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on AFS debt securities, which totaled $17.4 million and $14.1 million as of December 31, 2025 and 2024, respectively, is excluded from the estimate of credit losses.

Allowance for credit losses - loans and leases. The ACL is a valuation account that is deducted from the loans to present the net amount expected to be collected. Management's determination of the adequacy of the ACL is based on an assessment of the expected credit losses on loan and leases over their expected life. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when, in management's opinion, it is unlikely to collect the principal amount owed in full, either through payments from the borrower or a guarantor or from the liquidation of collateral. Cumulative recovery payments credited for any loan do not exceed the aggregate of amounts previously charged-off. Any interest that is accrued but not collected is reversed against interest income when a loan is placed on nonaccrual status, which typically occurs prior to charging off all, or a portion, of a loan. The Company made the policy election to exclude accrued interest receivable on loans and leases from the estimate of credit losses.
Management estimates the allowance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered therein. These adjustments are commonly known as the Qualitative Framework.

First Financial quantitatively models expected credit loss using PD, LGD and EAD over the R&S forecast period, reversion and post-reversion periods.

Utilizing third-party software, First Financial forecasts PD by using a parameterized transition matrix approach. Average transition matrices are calculated over the TTC period, which was defined as the period from December 2007 to December 2022. TTC transition matrices are adjusted under forward-looking macroeconomic expectations to obtain R&S forecasts.

First Financial is not required to develop forecasts over the full contractual term of the financial asset or group of financial assets. Rather, for periods beyond which the entity is able to make or obtain R&S forecasts of expected credit losses, the Company reverts in a straight line manner over a one year period to an average TTC loss level that is reflective of the prepayment adjusted contractual term of the financial asset or group of financial assets. First Financial elected a two year R&S period which is forecasted using econometric data sourced from Moody's, an industry-leading independent third party.

FFB utilizes a non-parametric loss curve approach embedded within a third-party software for estimating LGD. The PD multiplied by LGD produces an expected loss rate that, when calculating the ACL, is applied to contractual loan cash flows, adjusted for expected future rates of principal prepayments.

The Company adjusts its quantitative model for certain qualitative factors to reflect the extent to which management expects current conditions and R&S forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Qualitative Framework reflects changes related to relevant data, such as changes in asset quality trends, portfolio growth and composition, national and local economic factors, credit policy and administration and other factors not considered in the base quantitative model.

Loans that do not share risk characteristics are evaluated on an individual basis. First Financial will typically evaluate on an individual basis any nonaccrual loans greater than $250,000. When management determines that foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of underlying collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs, as applicable. For loans evaluated on an individual basis that are not determined to be collateral dependent, a discounted cash flow analysis is performed to determine expected credit losses.

Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a restructuring will be executed with an individual borrower or the extension or renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancellable by the Company.

Credit card receivables do not have stated maturities. In determining the estimated life of a credit card receivable, management first estimates the future cash flows expected to be received and then applies those expected future cash flows to the credit card balance.

Significant downturns in circumstances relating to loan quality and economic conditions could result in a requirement for additional allowance. Likewise, an upturn in loan quality and improved economic conditions may allow a reduction in the required allowance. In either instance, unanticipated changes could have a significant impact on results of operations.

Allowance for credit losses - acquired loans. Under ASU 2025-08, all acquired loans (including those that would have previously been considered PCD or purchased performing) are accounted for as purchased financial assets. At acquisition, an ACL is established for each acquired loan, reflecting management’s estimate of expected credit losses over the asset’s remaining life, consistent with the methodology applied to originated loans under CECL. The initial amortized cost basis of the acquired loans is recorded at the purchase price plus any ACL recognized at acquisition. See Note 2 - Recently adopted Accounting Standards for additional information on the Company's early adoption of ASU 2025-08 as well as its impact on the Consolidated Financial Statements.
Allowance for credit losses - unfunded commitments. First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. The reserve for unfunded commitments is included in Accrued interest and other liabilities on the Consolidated Balance Sheets.
The ACL is a valuation account that is deducted from the amortized cost basis of loans to present the net amount expected to be collected. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or a guarantor or from the liquidation of collateral. Similarly, upon the Company's determination that a modified loan (or portion of a loan) has subsequently been deemed uncollectible, the loan (or portion of the loan) is written off. Therefore, the amortized cost basis of the loan is reduced by the uncollectible amount and the allowance for credit losses is adjusted by the same amount. Cumulative recovery payments credited to the ACL for any loan do not exceed the amount charged-off. Accrued interest receivable on loans and leases, which totaled $54.1 million and $53.2 million as of December 31, 2025 and December 31, 2024, respectively, is excluded from the estimate of credit losses.

Management estimates the allowance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered by the quantitative model. These adjustments are commonly known as the Qualitative Framework.

The ACL is measured on a collective (pool) basis when similar risk characteristics exist. The Company has identified the following portfolio segments and measures the ACL using the following methods:

Commercial and industrial – C&I loans include revolving lines of credit and term loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, leasehold improvements or other projects. C&I loans are generally underwritten individually and secured with the assets of the Company and/or the personal guarantee of the business owners. C&I loans also include ABL, equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector, insurance premium financing and commission-based loans to insurance agents and brokers. ABL transactions typically involve larger commercial clients and are secured by specific assets, such as inventory, accounts receivable, machinery and equipment. In the franchise lending space, First Financial focuses on a limited number of restaurant concepts that have sound economics, low closure rates and strong brand awareness within specified local, regional or national markets. Within the insurance lending platform, First Financial serves insurance agents and brokers that are looking to maximize their book-of-business value and grow their agency business, in addition to commercial customers financing their insurance premiums.

Expected default activity in the C&I portfolio is based on forecasted manufacturing overtime hours and business bankruptcies. Changes in forecasted expectations for these economic variables could result in volatility in the Company’s ACL in future periods.

Lease financing – Lease financing consists of lease transactions for the acquisition of both new and used business equipment for commercial clients. Lease products may include tax leases, finance leases, lease lines of credit and interim funding. The credit underwriting for lease transactions includes detailed analysis of the lessee's industry and business model, nature of the equipment, equipment resale values, historical and projected cash flow analysis, secondary sources of repayment and guarantor, in addition to other considerations.

The ACL model for leases sources expected default rates from the C&I portfolio model. Therefore, changes in forecasted expectations for manufacturing overtime hours and business bankruptcies could result in volatility in the Company's ACL as it pertains to finance leases in future periods.

Construction real estate – Real estate construction loans are term loans to individuals, companies or developers used for the construction or development of a commercial or residential property for which repayment will be generated by the sale or permanent financing of the property. Generally, these loans are for construction projects that have been pre-sold, pre-leased or have secured permanent financing, as well as loans to real estate companies with significant equity invested in the project. An independent credit team underwrites construction real estate loans, which are managed by experienced lending officers and monitored through the construction phase by a centralized funding desk that manages loan disbursements.

The construction ACL model is adjusted for forecasted changes in rental vacancy rates in the Bank’s geographic footprint, CRE prices and median asking rent. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Commercial real estate - owner & investor – Commercial real estate loans consist of term loans secured by a mortgage lien on real estate properties such as apartment buildings, office and industrial buildings and retail shopping centers. Additionally, the Company's franchise lending activities discussed in the "Commercial and Industrial" section often include the financing of real estate in addition to equipment. The credit underwriting for both owner-occupied and investor income producing real estate loans includes detailed market analysis, historical and projected cash flow analysis, appropriate equity margins, assessment of lessees and lessors, environmental risks and the type, age, condition and location of real estate, among other factors.

First Financial models owner-occupied and investor CRE separately when determining the ACL. For owner occupied CRE, the model is adjusted for forecasted changes in S&P 500 performance, CRE prices, and business bankruptcies. The investor CRE loans model is adjusted by forecasted S&P 500 performance, the return on rental property (NCREIF Property Index) and business bankruptcies. Changes in forecasted expectations for these economic variables could result in volatility in the Company’s ACL in future periods.

Residential real estate – Residential real estate loans represent loans to consumers for the financing of a residence. These loans generally have a 15 to 30 year term and a fixed interest rate, but may have a shorter term to maturity or an adjustable interest rate. In most cases, these loans are extended to borrowers to finance their primary residence. First Financial sells residential real estate loan originations into the secondary market on both servicing retained and servicing released bases. Residential real estate loans are generally underwritten to secondary market lending standards, utilizing underwriting processes that rely on empirical data to assess credit risk as well as analysis of the borrower's ability to repay their obligations, credit history, the amount of any down payment and the market value or other characteristics of the property. First Financial also offers a residential mortgage product that features similar borrower credit characteristics but a more streamlined underwriting process than typically required to sell to government-sponsored enterprises and thus is retained on the Consolidated Balance Sheets.

The residential real estate ACL model is adjusted for forecasted changes in mortgage debt service ratio, home sales, and disposable income. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Home equity – Home equity lending includes both term loans and revolving lines of credit secured by a first or second lien on the borrower’s residence. Home equity lending underwriting considerations include the borrower's credit history as well as debt-to-income and loan-to-value policy limits.

The home equity ACL model is adjusted for forecasted changes in personal bankruptcies and outstanding consumer credit. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Installment – Installment lending consists of consumer loans not secured by real estate, including loans secured by automobiles and unsecured personal loans.

The installment ACL model is adjusted for forecasted changes in outstanding consumer credit and CPI. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

Credit card – Credit card lending consists of secured and unsecured revolving lines of credit to consumer and business customers. Credit card lines are generally available for an indefinite period of time as long as the borrower's credit characteristics do not materially or adversely change, but lines are unconditionally cancellable by the Company at any time.

The credit card ACL model is adjusted for forecasted changes in prime rate, outstanding consumer credit and household mortgage debt service ratio. Changes in forecasted expectations for these economic variables could result in volatility in the Company's ACL in future periods.

The Company utilized the Moody's December baseline forecast as its R&S forecast in the quantitative model. For reasonableness, the Company also considered the impact to the model from alternative, more adverse economic forecasts, and alternative prepayment speeds. These alternative analyses were utilized to inform the Company's qualitative adjustments. Additionally, First Financial considered its credit exposure to certain industries believed to be at risk for future credit stress, such as franchise, office, hotel and investor commercial real estate lending when making qualitative adjustments to the ACL model.

First Financial's ACL is influenced by loan volumes, risk rating migration or delinquency status, and other conditions impacting loss expectations, such as reasonable and supportable forecasts of economic conditions.  For the twelve months ended December 31, 2025, the ACL increased primarily due to the Westfield acquisition and organic loan growth. In accordance with the early adoption of ASU 2025-08 the Company recorded a $23.7 million increase to the ACL with a corresponding increase to Goodwill to account for the expected losses on loans acquired from Westfield. For additional detail regarding the impact of the Westfield acquisition on the ACL and the early adoption of ASU 2025-08, see Note 2 - Accounting Standards Recently Adopted or Issued.
Reserve for Unfunded Commitments	First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases.
First Financial determined the adequacy of this reserve based upon an evaluation of the unfunded credit facilities, which included consideration of historical commitment utilization experience, credit risk ratings and historical loss rates, consistent with the Company's ACL methodology at the time.